Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Jupiter Wellness, Inc.
Entity Central Index Key	0001760903
Entity Tax Identification Number	82-2455880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1061 E. Indiantown
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	244-7100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Jupiter Wellness, Inc.
Entity Address, Address Line Two	1061 E. Indiantown
Entity Address, Address Line Three	Suite 110
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
Contact Personnel Name	Brian S. John